Financial Risks	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Financial Risks

17 - FINANCIAL RISKS

FOREIGN EXCHANGE RISK

The Company operates internationally, giving rise to significant exposure to market risks from fluctuations and the degree of volatility of foreign exchange rates. The Company is exposed to exchange risk due to the timing of the movement of funds between subsidiaries and the parent company related to the transfer pricing agreement and the pricing of contracts in non-functional currencies. A hypothetical 10% change in the value of one Brazilian real expressed in U.S. dollars during the year ended March 31, 2015 would have caused an approximate $71,000 change in the Company’s revenue for the fiscal year 2015. Financial instruments denominated in foreign currencies that lead to foreign exchange risk when funds are moved include:

Cash and cash equivalents of $1,028,381 are comprised of $279,602 in cash and $748,779 in cash equivalents. The cash equivalents of $748,779 at March 31, 2015 ($1,342,291 at March 31, 2014, $1,591,507 at March 31, 2013) are comprised of:

Held in Canada:

CIBC Wood Gundy at 1.25% - $43,355 ($54,988 CDN) – No Maturity

TD Waterhouse at 1.25% - $123,131 ($156,167 CDN) – No Maturity

Held in Brazil:

Bank Deposit Certificate (CDB) at 8% per annum plus inflation - $582,293 (R$1,853,843) - No Maturity. Of these deposits $56,538 (R$180,000) are secured by Government Deposit Insurance.

Cash and cash equivalents includes the following amounts in their source currency:

	March 31, 2015	March 31, 2014

Canadian dollars	405,874	416,037
US dollars	50,441	10,364
Brazilian reals	2,094,638	2,253,710

Accounts receivable include the following amounts receivable in their source currency:

	March 31, 2015	March 31, 2014

Canadian dollars	21,531	29,614
US dollars	7,492	19,582
Brazilian reals	123,796	174,206

Accounts payable include the following amounts payable in their source currency:

	March 31, 2015	March 31, 2014

Canadian dollars	28,648	29,255
US dollars	545	1,084
Brazilian reals	6,929	6,988

Accrued liabilities include the following accruals in their source currency:

	March 31, 2015	March 31, 2014

Canadian dollars	99,733	49,356
Brazilian reals	27,086	24,038

The Company does not use derivative financial instruments to reduce its foreign exchange risk exposure.

CREDIT RISK

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments. Credit exposure is minimized by dealing with only creditworthy counterparties in accordance with established credit approval policies.

Concentration of credit risk in accounts receivable is indicated below by the percentage of the total balance receivable from customers in the specified geographic area:

	March 31, 2015	March 31, 2014

Canada	27%	22%
North America, excluding Canada	12%	16%
South America	61%	62%
	100%	100%

FAIR VALUE

The carrying values of accounts receivable, accounts payable, available for sale investments and accrued liabilities approximate their fair value due to the relatively short periods to maturity of the instruments.